	NICHOLAS II, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF JULY 31, 2026
SHARES
OR
PRINCIPAL
AMOUNT		VALUE
COMMON STOCKS -- 98.29%
	Consumer Discretionary - Consumer Discretionary Distribution & Retail -- 6.30%
47,420	Burlington Stores, Inc.*	$ 17,473,322
180,868	O'Reilly Automotive, Inc.*	16,160,556
29,465	Ulta Beauty Inc.*	15,110,536
46,295	Williams-Sonoma, Inc.	10,585,815
		59,330,229

	Consumer Discretionary - Consumer Durables & Apparel -- 2.11%
122,756	SharkNinja, Inc.*	19,858,238

	Consumer Discretionary - Consumer Services -- 8.29%
374,170	Chipotle Mexican Grill, Inc.*	13,926,607
35,255	Domino's Pizza, Inc.	12,248,997
44,580	Hilton Worldwide Holdings Inc.	14,287,444
207,515	Service Corporation International	17,885,718
162,090	Viking Holdings Ltd*	16,914,091
21,600	Wingstop Inc.	2,796,984
		78,059,841

	Consumer Staples - Consumer Staples Distribution & Retail -- 1.89%
181,779	BJ's Wholesale Club Holdings, Inc.*	17,774,351

	Financials - Financial Services -- 6.69%
67,505	Corpay, Inc.*	25,794,335
54,544	Jack Henry & Associates, Inc.	8,401,958
59,677	Northern Trust Corporation	10,872,553
86,899	Raymond James Financial, Inc.	15,292,486
26,654	Tradeweb Markets Inc.	2,678,727
		63,040,059

	Financials - Insurance -- 0.69%
18,410	Arthur J. Gallagher & Co.	4,591,822
42,725	Ryan Specialty Holdings, Inc.	1,886,736
		6,478,558

	Health Care - Health Care Equipment & Services -- 7.17%
155,800	Cooper Companies, Inc.*	11,267,456
176,535	Globus Medical Inc Class A*	13,909,193
52,540	ResMed Inc.	11,084,889
77,075	STERIS plc	17,603,930
66,810	Veeva Systems Inc Class A*	13,614,542
		67,480,010

	Health Care - Pharmaceuticals, Biotechnology & Life Sciences -- 9.31%
69,197	Bio-Techne Corporation	4,988,412
71,040	Charles River Laboratories International, Inc.*	16,517,510
75,498	IQVIA Holdings Inc*	17,743,540
15,734	Mettler-Toledo International Inc.*	22,284,064

141,650	Revvity, Inc.	15,938,458
515,270	Stevanato Group SpA	10,228,109
		87,700,093

	Industrials - Capital Goods -- 13.87%
193,010	A. O. Smith Corporation	11,605,691
107,985	AMETEK, Inc.	26,101,054
73,822	Fastenal Company	3,522,048
238,700	Fortive Corp.	14,133,427
92,468	IDEX Corporation	21,309,251
35,390	L3Harris Technologies Inc	9,805,153
6,514	Lennox International Inc.	2,709,042
74,325	Nordson Corporation	22,132,498
66,418	Westinghouse Air Brake Technologies Corporation	19,318,339
		130,636,503

	Industrials - Commercial & Professional Services -- 10.76%
69,740	Booz Allen Hamilton Holding Corporation	4,862,273
66,495	Broadridge Financial Solutions, Inc.	10,236,905
97,375	Paylocity Holding Corp.*	13,427,526
138,023	RB Global, Inc.	15,146,644
50,956	Republic Services, Inc.	10,728,786
252,068	TransUnion	19,817,586
78,305	Verisk Analytics Inc	15,257,729
70,757	Waste Connections, Inc.	11,843,307
		101,320,756

	Industrials - Transportation -- 2.13%
94,415	Old Dominion Freight Line, Inc.	20,029,198

	Information Technology - Semiconductors & Semiconductor Equipment -- 6.77%
245,934	Lattice Semiconductor Corporation*	30,562,218
257,635	Microchip Technology Incorporated	19,139,704
9,835	Monolithic Power Systems, Inc.	14,025,005
		63,726,927

	Information Technology - Software & Services -- 13.11%
94,680	Datadog, Inc.*	25,371,400
246,449	Dynatrace, Inc.*	10,922,620
111,154	Elastic NV*	7,312,822
7,739	Fair Isaac Corporation*	8,690,665
23,836	Gartner, Inc.*	3,599,713
45,484	MongoDB, Inc.*	15,349,940
138,461	Okta, Inc. Class A*	19,651,770
110,704	PTC Inc.*	15,188,589
40,005	Snowflake Inc.*	11,732,666
37,350	Zscaler, Inc.*	5,647,320
		123,467,505

	Information Technology - Technology Hardware & Equipment -- 4.14%
98,195	CDW Corporation	14,514,203
37,370	Teledyne Technologies Incorporated*	24,498,651
		39,012,854

	Materials - Materials -- 2.85%
78,580	AptarGroup, Inc.	10,526,577

60,626	Vulcan Materials Company	16,282,325
		26,808,902

	Real Estate - Real Estate Management & Development -- 2.21%
141,770	CBRE Group, Inc. Class A*	20,813,254

	TOTAL COMMON STOCKS
	(cost $463,118,389)	925,537,278

RIGHT - 0.00%
	Financials - Financial Services -- 0.00%
153,405	TPG, Inc. Contingent Value Rights * (1) (2)	0

SHORT-TERM INVESTMENTS -- 1.75%
	Money Market Deposit Account -- 0.90%
$8,461,693	U.S. Bank Money Market, 3.45%	8,461,693

	Money Market Fund -- 0.85%
	First American Money Market Funds Government Obligations Fund - X Class,
8,000,000	7-day net yield, 3.58%	8,000,000

	TOTAL SHORT-TERM INVESTMENTS
	(cost $16,461,693)	16,461,693

	TOTAL INVESTMENTS
	(cost $479,580,082) - 100.04%	941,998,971

	LIABILITIES, NET OF OTHER ASSETS - (0.04)%	(392,397)

	TOTAL NET ASSETS
	(basis of percentages disclosed above) - 100%	$941,606,574

* Non-income producing security.

(1) The Fund holds Contingent Value Rights (“CVRs”) acquired via a corporate action distribution on April 8, 2026. The CVRs were issued pursuant to the Contingent Value Rights Agreement dated April 7, 2026, among Hopper Parent Inc., Hologic, Inc., and the Rights Agent. CVRs represent unsecured contractual rights to receive future cash payments, if any, contingent upon the achievement of specified revenue-based milestones related to the Hologic Inc.’s “Breast Health” business segment. The CVRs provide for up to two potential milestone payments, each ranging from $0.50 to $1.50 per CVR, determined by linear interpolation based on revenue achieved during the applicable milestone period. The maximum aggregate amount payable is
$3.00 per CVR.

(2) The CVRs are restricted securities. The CVRs do not represent equity interests, carry no voting or dividend rights, and are non-transferable except in limited circumstances defined as “Permitted Transfers” in the Contingent Value Rights Agreement.
The CVRs are not listed on any securities exchange and have no established secondary market.

	The accompanying notes to financial statements are an integral part of this schedule.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Financial Statements.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2026, in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1
Common Stocks(1)	$925,537,278
Money Market Deposit Account	8,461,693
Money Market Fund	8,000,000
Level 2
None	—
Level 3
Contingent Value Right	0
Total	$941,998,971

(1) See Schedule above for further detail by industry.

During the semi-annual period ended April 30, 2026, the Fund received non-tradable Contingent Value Rights (CVRs) issued by Hologic, Inc. as part of a corporate merger transaction. The CVRs entitle holders to potential cash payments tied to the achievement of specified revenue milestones for Hologic’s Breast Health business segment in fiscal years 2026 and 2027. The CVRs are classified as Level 3 investments within the fair value hierarchy. At the time of acquisition and as of the end of the reporting period, management evaluated the probability of achieving the underlying corporate revenue milestones to be 0%. Accordingly, the CVRs were recorded at an initial fair value of $0.00 and remain valued at $0.00 as of July 31, 2026.